Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the interim consolidated balance sheets that sum to the total of the same such amounts shown in the interim consolidated statements of cash flows:

	June 30, 2022	December 31, 2021
Cash and cash equivalents	36,707	41,496
Restricted cash	50	1,180
Restricted cash, non-current	4,600	2,950
Total	41,357	45,626